Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 7. SHARE-BASED COMPENSATION

We account for our stock-based compensation in accordance with ASC standards on Share-based Payments. The standards apply to transactions in which an entity exchanges its equity instruments for goods or services and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. Under the ASC standards, we are required to follow a fair value approach using an option-pricing model, such as the Black-Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option.

In September 2010, the Company adopted its 2010 Long-Term Incentive Compensation Plan (the “Incentive Plan”), which provides for equity incentives to be granted to employees, officers or directors of the Company, as well as key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less than the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 5,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan.

Common Stock Options

During the three months ended March 31, 2012, the Company granted 2,025,750 shares of common stock options to members of management and employees of the Company at an average exercise price of $1.65 with an average estimated fair value of $0.98 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning with the date of grant.

We recorded share-based compensation expense of $496,000 related to stock options for which the requisite service period elapsed during the three months ended March 31, 2012. These expenses are included in our selling, general and administrative expenses. No option exercises occurred during the three months ended March 31, 2012.

As of March 31, 2012, there was $3.0 million of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over a weighted-average period of 2.69 years. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We are required to issue new shares of common stock upon the exercise of the stock options by such holder(s).

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards. The weighted average values for options issued for the month ended March 31, 2012 was as follows:

Number of options issued	$2,025,750
Weighted average stock price	$1.65
Weighted average exercise price	$1.65
Weighted average expected life of options (a)	5.00
Weighted average expected volatility (b)	72.51%
Weighted average risk-free interest rate	0.81%
Expected annual dividend per share	—
Weighted average fair value of each option	$0.98

(a)	Based on our expectation of when the options will be exercised. The options have a life of ten years.
(b)	The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses.

The following is a summary of stock option activity during the three months ended March 31, 2012.

	Number of Shares	Weighted average Exercise Price	Aggregate Intrinsic Value* ($000’s)
Outstanding—Beginning of Period	8,826,500	$5.41	$4,501
Granted	2,025,750	$1.65	1,674
Exercised	—	—	—
Cancelled	—	—	—

Outstanding—End of Period	10,852,250	$4.71	$6,175

Exercisable—End of Period	6,068,162	$7.35	$806

*	The Aggregate Intrinsic Value was calculated using the March 30, 2012 stock price of $2.48.

The following is a summary of stock options outstanding at March 31, 2012:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Number of Exercisable Options
$0.90	2,050,000	9.02	—
$0.97	100,000	7.18	66,666
$1.41	200,000	7.70	100,000
$1.65	1,975,750	9.88	—
$1.79	50,000	9.89	—
$1.96	1,725,000	7.41	1,149,997
$5.00	3,247,000	5.13	3,247,000
$7.50	33,333	5.51	33,333
$10.00	243,333	5.65	243,333
$10.12	2,500	6.53	2,500
$12.00	6,500	5.74	6,500
$13.66	3,000	6.25	3,000
$17.76	40,000	5.87	40,000
$18.00	16,667	5.95	16,667
$18.91	1,099,167	5.88	1,099,166
$19.75	13,333	6.05	13,333
$20.64	25,000	6.19	25,000
$22.75	21,667	6.12	21,667

	10,852,250		6,068,162

Share Awards

During the three months ended March 31, 2012, we granted 12,683 shares of common stock to the nonemployee members of the Board of Directors as payment for their fees for the first quarter of 2011 in lieu of receiving cash for their fees. These common shares vest immediately and were valued at weighted average price of $2.48 per share, based on the quoted market value of the stock on the date of the grant. We recognized $31,000 of expense in our selling, general, and administrative expenses for the three months ended March 31, 2012, related to these shares. These shares were not issued as of March 31, 2012, but are included in weighted average basic shares outstanding as of March 31, 2012. At March 31, 2012, there were 83,960 shares owed to the non-employee members of the Board of Directors that were not issued, but are included in weighted average basic shares outstanding as of March 31, 2012.

On February 13, 2012, we granted 3,500 restricted shares to employees. These common shares vested immediately and were valued at a weighted average of $1.65 per share, based on the quoted market value of the stock on the date of the grant. We recognized $6,000 of expense in our selling, general, and administrative expenses for the three months ended March 31, 2012, related to these shares. These shares were issued out of treasury.

During April 2011, the compensation committee approved the grant of shares of the Company's common stock to be valued at $1.0 million or 1,111,111 shares of common stock based on the per share price of $0.90, the closing price on April 5, 2011, to the Company’s Chairman and Chief Executive Officer, pending shareholder approval. These shares are not included in shares outstanding, weighted average shares outstanding, and potentially dilutive securities, since the grant has not yet been approved by shareholders.

The following is a summary of unvested share awards for the month ended March 31, 2012 and December 31, 2011:

	March 31, 2012		December 31, 2011
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested—Beginning of Year	25,000	$1.87	75,000	$1.87
Granted	16,183	2.30	28,090	0.89
Cancelled	—	—	(25,000)	1.87
Exercised	—	—	—	—
Vested	(16,183)	2.30	(53,090)	1.35

Unvested—End of Period	25,000	$1.87	25,000	$1.87

NOTE 11. STOCK-BASED COMPENSATION

We account for our stock-based compensation in accordance with ASC standards on Share-based Payments. The standards apply to transactions in which an entity exchanges its equity instruments for goods or services and also applies to liabilities an entity may incur for goods or services that are to follow a fair value of those equity instruments. Under the ASC standards, we are required to follow a fair value approach using an option-pricing model, such as the Black-Scholes option valuation model, at the date of a stock option grant. The deferred compensation calculated under the fair value method would then be amortized over the respective vesting period of the stock option.

Common Stock Options

The Company granted 2,050,000 shares of common stock options to members of management and employees of the Company at an exercise price of $0.90 with an estimated fair value of $0.58 per share. The options have a life of ten years and vest in equal amounts over a three year period beginning with the date of grant.

In September 2010, the Company adopted its 2010 Long-Term Incentive Compensation Plan (the “Incentive Plan”), which provides for equity incentives to be granted to employees, officers or directors of the Company, as well as key advisers or consultants. Equity incentives may be in the form of stock options with an exercise price not less that the fair market value of the underlying shares on the date of grant, stock appreciation rights, restricted stock awards, stock bonus awards, other stock-based awards, or any combination of the foregoing. A maximum of 5,000,000 shares of Common Stock were authorized for issuance under the Incentive Plan.

We recorded share-based compensation expense of $818,000 and $1.6 million during the years ended December 31, 2011 and 2010, respectively. These expenses are included in our selling, general and administrative expenses.

As of December 31, 2011, there was $1.4 million of total unrecognized compensation cost related to unvested shares associated with stock options which will be recognized over a weighted-average period of 1.66 years. We recognize compensation expense for our stock options on a straight-line basis over their vesting term. We will issue new shares upon the exercise of the stock options.

We estimated the fair value of each stock based grant using the Black-Scholes option pricing method for service and performance based options, and the Lattice Model for market based awards. The weighted average values for options issued for the year ended December 31, 2011 was as follows:

2011
Number of options issued	$2,050,000
Weighted average stock price	$0.90
Weighted average exercise price	$0.90
Weighted average expected life of options (a)	5.00
Weighted average expected volatility (b)	79.82%
Weighted average risk-free interest rate	2.32%
Expected annual dividend per share	—
Weighted average fair value of each option	$0.58

(a)	As determined by the simplified method under Staff Accounting Bulletin 107. The options have a life often years.

(b)	The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses.

The following is a summary of stock option activity during the years ended December 31, 2011 and 2010.

	2011			2010
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value*	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value*
Outstanding—Beginning of Year	7,076,500	$5.95	$—	7,399,832	$5.93	$—
Granted	2,050,000	0.90	—	—	—	—
Exercised	—	—	—	—	—	—
Cancelled	(300,000)	1.41	—	(323,332)	9.28	—
Outstanding—End of Year	8,826,500	5.41	—	7,076,500	5.95	—

Exercisable—End of Year	6,067,328	$7.35	$—	5,257,497	$7.65	$—

*	The Aggregate Intrinsic Value was calculated using the December 31, 2011 and 2010 stock price of $0.87 and $0.81.

The following is a summary of stock options outstanding at December 31, 2011 :

Exercise Price	Number of Options Outstanding	Number of Exercisable Options	Weighted Average Remaining Contractual Life (Years)
$0.90	2,050,000	—	9.27
$0.97	100,000	66,666	7.43
$1.41	200,000	100,000	7.95
$1.96	1,725,000	1,149,997	7.66
$5.00	3,247,000	3,247,000	5.38
$7.50	33,333	33,333	5.76
$10.00	243,333	243,333	5.90
$10.12	2,500	1,666	6.78
$12.00	6,500	6,500	5.99
$13.66	3,000	3,000	6.50
$17.76	40,000	40,000	6.12
$18.00	16,667	16,667	6.20
$18.91	1,099,167	1,099,166	6.13
$19.75	13,333	13,333	6.30
$20.64	25,000	25,000	6.44
$22.75	21,667	21,667	6.36

	8,826,500	6,067,328

Share Awards

During the year ended December 31, 2011, we granted 28,090 shares of common stock to the nonemployee members of the Board of Directors as payment for their fees for the first quarter of 2011 in lieu of receiving cash for their fees. These common shares vest immediately and were valued at weighted average of $0.89 per share, based on the quoted market value of the stock on the date of the grant. We recognized $391,000 of expense in our selling, general, and administrative expenses as of December 31, 2011, related to these shares. These shares were not issued as of December 31, 2011 but are included in weighted average basic shares outstanding as of December 31, 2011. At December 31, 2011, there were 198,690 shares owed to the nonemployee members of the Board of Directors that were not issued but are included in weighted average basic shares outstanding as of December 31, 2011.

During April 2011, the compensation committee approved the grant of shares of the Company's common stock to be valued at $1.0 million or 1,111,111 shares of common stock based on the per share price of $0.90, the closing price on April 5, 2011, to the Company's Chairman and Chief Executive Officer, pending shareholder approval. These shares are not included in shares outstanding, weighted average shares outstanding, and potentially dilutive securities, since the grant has not yet been approved by shareholders.

During the year ended December 31, 2010, we granted 170,600 shares of common stock to the nonemployee Board of Directors as payment for their fees for the years 2010 and 2009 in lieu of receiving cash for their fees. These common shares vest immediately. These shares were valued at weighted average of $1.05 per share, based on the quoted market value of the stock on the date of the grant, and $179,000 of expense was recognized in our selling, general, and administrative expenses as of December 31, 2010 related to these shares. These shares were not issued as of December 31, 2010 but are included in weighted average basic shares outstanding as of December 31, 2010.

The following is a summary of unvested share awards for the year ended December 31, 2011:

	2011		2010
	Number of Shares	Weighted Average Grant Date Fair Value per Share	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested—Beginning of Year	75,000	$1.87	100,000	$1.87
Granted	28,090	0.89	170,600	1.10
Cancelled	(25,000)	1.87	—	—
Exercised	—	—	—	—
Vested	(53,090)	1.35	(195,600)	1.22

Unvested—End of Period	25,000	$1.87	75,000	$1.87